LEASE LIABILITIES - Repayments of lease liabilities (Details) $ in Millions	Dec. 31, 2019 CAD ($)
2020 (Less than one year)
LEASE LIABILITIES
Undiscounted lease payments to be made	$ 29.4
2021
LEASE LIABILITIES
Undiscounted lease payments to be made	22.1
2022
LEASE LIABILITIES
Undiscounted lease payments to be made	16.8
2023
LEASE LIABILITIES
Undiscounted lease payments to be made	14.9
2024
LEASE LIABILITIES
Undiscounted lease payments to be made	10.2
2025 and thereafter (5 years or more)
LEASE LIABILITIES
Undiscounted lease payments to be made	$ 20.8